UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	March 31, 2011
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	04/13/11
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

Amazon.com Inc.			COMMON STOCK	023135106 61,267   340,129	x		  287,229	 52,900
Apple Inc.			COMMON STOCK	037833100 72,535   208,131	x		  181,248	 26,883
Automatic Data Processing, Inc.	COMMON STOCK	053015103 71,763 1,398,621	x		1,212,491	186,130
Cerner Corp.			COMMON STOCK	156782104 78,852   709,105	x		  616,515	 92,590
Coca Cola Company		COMMON STOCK	191216100 62,176   937,226	x		  793,876	143,350
Ebay Inc.			COMMON STOCK	278642103 67,124 2,162,512	x		1,866,422	296,090
Ecolab Inc.			COMMON STOCK	278865100 45,321   888,301	x		  747,721	140,580
Fastenal Co.			COMMON STOCK	311900104 74,084 1,142,747	x		  988,117	154,630
FedEx Corp.			COMMON STOCK	31428X106 65,931   704,770	x		  599,100	105,670
Google Inc.			COMMON STOCK	38259P508 59,070   100,672	x		   85,006	 15,666
Intuitive Surgical Inc.		COMMON STOCK	46120E602 35,747   107,187	x		   91,497	 15,690
Juniper Networks, Inc.		COMMON STOCK	48203R104 52,543 1,248,642	x		1,087,342	161,300
Lowe's Co. Inc.			COMMON STOCK	548661107 72,331 2,736,683	x		2,380,393	356,290
Microsoft Corp.			COMMON STOCK	594918104 29,951 1,179,623	x		1,001,018	178,605
Monsanto Co.			COMMON STOCK	61166W101 32,846   454,553	x		  386,523	 68,030
Mylan Inc.			COMMON STOCK	628530107 47,338 2,089,040	x		1,803,610	285,430
National Oilwell Varco, Inc.	COMMON STOCK	637071101 69,205   873,028	x		  753,818	119,210
Novo-Nordisk ADR		COMMON STOCK	670100205 51,472   411,016	x		  351,966	 59,050
Oracle Corp.			COMMON STOCK	68389X105 64,494 1,929,069	x		1,638,509	290,560
Pepsico Inc.			COMMON STOCK	713448108 41,878   650,177	x		  548,385	101,792
Qualcomm Inc.			COMMON STOCK	747525103 31,677   577,733	x		  491,013	 86,720
Red Hat Inc.			COMMON STOCK	756577102 47,207 1,040,036	x		  882,016	158,020
Schlumberger Ltd		COMMON STOCK	806857108 48,386   518,834	x		  439,924	 78,910
Staples Inc.			COMMON STOCK	855030102 54,651 2,814,178	x		2,446,378	367,800
Starbucks Corporation		COMMON STOCK	855244109 48,438 1,310,912	x		1,111,612	199,300
State Street Corp.		COMMON STOCK	857477103 69,127 1,538,209	x		1,334,264	203,945
Stryker Corp.			COMMON STOCK	863667101 65,090 1,070,566	x		  927,556	143,010
Teva Pharmaceuticals Ind. ADR	COMMON STOCK	881624209 39,220   781,734	x		  672,244	109,490
Visa Inc.			COMMON STOCK	92826C839 68,550   931,132	x		  804,300	126,832
VistaPrint N.V.			COMMON STOCK	N93540107 31,965   615,891	x		  522,701	 93,190

Total						       1,660,239



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